Loans - Schedule of Future Obligations For Loans From Banks (Details) - Jun. 30, 2026	USD ($)	CNY (¥)
Schedule of Future Obligations For Loans From Banks [Abstract]
2027	$ 9,240,088	¥ 62,694,920
2028	1,390,609	9,435,418
2029	497,016	3,372,306
Total future loan payments	11,127,713	75,502,644
Less: imputed interest	66,711	452,644
Total bank loans and loans from other financial institutions	$ 11,061,002	¥ 75,050,000